SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2023
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Bright Minds Biosciences LLC, a Delaware limited liability company, and Bright Minds Bioscience Pty Ltd., a proprietary company registered under the Corporations Act of Australia on June 24, 2021. On June 10, 2021, the CEO (the "Chief Executive Officer") of the Company transferred, assigned and conveyed all of his membership interests in Bright Minds Biosciences LLC to the Company.

A subsidiary is an entity that the Company controls, either directly or indirectly, where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial results of the Company's subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of the Company's subsidiaries have been aligned with the policies adopted by the Company. When the Company ceases to control a subsidiary, the financial statements of that subsidiary are de-consolidated.

Inter-company balances and transactions, and any income and expenses arising from inter-company transactions, have been eliminated in these consolidated financial statements.

Critical accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Certain of the Company's accounting policies and disclosures require key assumptions concerning the future and other estimates that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities or disclosures within the next fiscal year. Where applicable, further information about the assumptions made is disclosed in the notes specific to that asset or liability. The critical accounting estimates and judgments set out below have been applied consistently to all periods presented in these consolidated financial statements.

Ability to continue as a going concern

Evaluation of the ability of the Company to realize its strategy for funding its future needs for working capital involves making judgments.

Share-based compensation

The fair value of stock options is measured using a Black Scholes option pricing model. Measurement inputs include the common share price on the grant date, the exercise price of the instrument, the expected common share price volatility, the weighted average expected life of the instruments, the expected dividends and the risk-free interest rate. Service and non-market performance conditions are not taken into account in determining fair value. The fair value of equity settled RSUs is measured based on management's best estimate of the Company's share price on the grant date.

The share-based compensation recognized is also determined based on management's grant date estimate of the forfeitures that are expected to occur over the life of the stock options and equity settled RSUs. Cash settled RSUs outstanding are fair valued using a mark-to-market calculation based on the Company's closing common share price at the end of the period. The number of stock options and RSUs that actually vest could differ from the estimated number of awards expected to vest and any differences between the actual and estimated forfeitures are recognized prospectively as they occur.

Foreign currency translation

The functional currency of the Company, Bright Minds Biosciences LLC and Bright Minds Bioscience Pty Ltd. is the Canadian dollar and the presentation currency of the Company is the Canadian dollar. Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the transaction date. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Foreign currency translation differences are recognized in profit or loss.

Business combinations

The Company uses the acquisition method to account for business combinations. The Company measures goodwill as the fair value of the consideration transferred, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income or loss.

Goodwill is not amortized and is tested for impairment annually. Additionally, goodwill is reviewed at each reporting date to determine if events or changes in circumstances indicate that the asset might be impaired, in which case an impairment test is performed. Goodwill is measured at cost less accumulated impairment losses.

Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Internally generated intangible assets - Research and development expenditure

Intangible assets acquired separately are initially recognized at cost. Expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

• The technical feasibility of completing the intangible asset so that it will be available for use or sale;

• The intention to complete the intangible asset and use or sell it;

• The ability to use or sell the intangible asset;

• How the intangible asset will generate probable future economic benefits;

• The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

• The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

At September 30, 2023 and 2022, the Company has not recognized any internally-generated intangible assets.

Share-based compensation awards

Share-based compensation expense relates to stock options as well as cash and equity settled restricted share units ("RSUs"). The grant date fair values of stock options and equity settled RSUs granted are recognized as an expense, with a corresponding increase in reserves in equity, over the vesting period. The amount recognized as an expense is based on the estimate of the number of awards expected to vest, which is revised if subsequent information indicates that actual forfeitures are likely to differ from the estimate. Upon exercise of stock options, the consideration paid by the holder is included in share capital and the related reserves associated with the stock options exercised is reclassified into share capital. Upon vesting of equity settled RSUs, the related reserves associated with the RSU is reclassified into share capital.

For cash settled RSUs, the fair value of the RSUs is recognized as share-based compensation expense, with a corresponding increase in accrued liabilities over the vesting period. The amount recognized as an expense is based on the estimate of the number of RSUs expected to vest. Cash settled RSUs are measured at their fair value at each reporting period on a mark-to-market basis. Upon vesting of the cash settled RSUs, the liability is reduced by the cash payout.

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost within net income or loss.

Income taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Deferred tax:

Deferred tax is provided on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. The loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated using the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. Because the Company incurred net losses, the effect of dilutive instruments would be anti-dilutive and therefore diluted loss per share equals loss per share.

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company's common shares are classified as equity instruments.

Incremental costs directly attributable to the issue of new common shares are recognized as a deduction from equity, net of tax.

Investment tax credits

Investment tax credits under the Australian government's Research and Development Tax Incentive program are recorded using the cost reduction approach based on IAS 20, Accounting for Government Grants and Disclosure of Government Assistance. Investment tax credits related to current research and development expenses are included in the consolidated statements of comprehensive loss as a reduction of expenses.

Investment tax credits arising on qualified expenditures are recognized when there is reasonable assurance that the credits will be realized. The investment tax credits are subject to audit by taxation authorities and the actual amount may change depending on the outcome of an audit.

Financial instruments

Financial instruments are accounted for in accordance with IFRS 9, "Financial Instruments: Classification and Measurement". A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

(a) Recognition and measurement of financial assets

The Company recognizes a financial asset when it becomes a party to the contractual provisions of the instrument.

(b) Classification of financial assets

The Company classifies financial assets at initial recognition as financial assets: measured at amortized cost, measured at fair value through other comprehensive income ("FVTOCI") or measured at fair value through profit or loss ("FVTPL").

(i) Financial assets measured at amortized cost

A financial asset that meets both of the following conditions is classified as a financial asset measured at amortized cost:

• The Company's business model for such financial assets is to hold the assets in order to collect contractual cash flows.

• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the amount outstanding.

A financial asset measured at amortized cost is initially recognized at fair value plus transaction costs directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, net of impairment loss, if necessary.

(ii) Financial assets measured at FVTOCI

A financial asset measured at FVOCI is recognized initially at fair value plus transaction costs directly attributable to the asset. After initial recognition, the asset is measured at fair value with changes in fair value included as "financial asset at fair value through other comprehensive income" in other comprehensive income or loss.

(iii) Financial assets measured at FVTPL

A financial asset measured at FVTPL is initially recognized at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial asset is re-measured at fair value and a gain or loss is recognized in profit or loss in the reporting period in which it arises.

The Company's cash and cash equivalents are classified as subsequently measured at FVTPL.

(c) Derecognition of financial assets

The Company derecognizes a financial asset if the contractual rights to the cash flows from the asset expire, or the Company transfers substantially all the risks and rewards of ownership of the financial asset. Any interests in transferred financial assets that are created or retained by the Company are recognized as a separate asset or liability. Gains and losses on derecognition are generally recognized in the consolidated statement of comprehensive loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive income or loss.

Financial liabilities

(a) Recognition and measurement of financial liabilities

The Company recognizes a financial liability when it becomes a party to the contractual provisions of the instrument.

(b) Classification of financial liabilities

(i) Financial liabilities measured at amortized cost

A financial liability measured at amortized cost is initially measured at fair value less transaction costs directly attributable to the issuance of the financial liability. Subsequently, the financial liability is measured at amortized cost using the effective interest method.

The Company's accounts payable and accrued liabilities are classified as subsequently measured at amortized cost.

(ii) Financial liabilities measured at fair value through profit or loss

A financial liability measured at fair value through profit or loss is initially measured at fair value with any associated transaction costs being recognized in profit or loss when incurred. Subsequently, the financial liability is re-measured at fair value and a gain or loss is recognized in profit or loss in the reporting period in which it arises.

(c) Derecognition of financial liabilities

The Company derecognizes a financial liability when the financial liability is discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statement of comprehensive loss.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Company has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve-month expected credit losses. The Company recognizes in the consolidated statement of comprehensive income or loss, as an impairment loss (or gain), the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Leases

Leases are accounted for in accordance with IFRS 16, "Leases". At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset over a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the contract and if it has the right to direct the use of the asset.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease.

Right-of-use asset

The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made and any initial direct costs incurred at or before the commencement date, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date discounted by the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method.

New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations are not yet effective for the year ended September 30, 2023 and have not been applied in preparing these consolidated financial statements. The following new standards have not been adopted which may impact the Company in future:

IAS 1 - Presentation of Financial Statements

An amendment to IAS 1 clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

IAS 1 has amended the definition of material to "information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity." The previous definition of material from IAS1 was "omissions or misstatements of items are material if they could, individually or collectively, influence the economic decisions that users make on the basis of the financial statements. Materiality depends on the size and nature of the omission or misstatement judged in the surrounding circumstances. The size or nature of the item, or a combination of both, could be the determining factor."

IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors

IAS 8 amended the definition of material reflect the changes outlined above under IAS 1.

IAS 12 and IFRIC 23 - Income Taxes

IAS 12 currently provides guidance on current and deferred tax assets and liabilities however uncertainty may exist on how tax law applies to certain transactions. IFRIC 23 provides guidance on how to address uncertainty related to tax treatments.